Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Schedule of changes in property, plant and equipment

		Furniture &	Chemical
	Equipment	fixtures	Library	Total
Year ended December 31, 2018
Opening net book amount	2,464	—	287	2,751
Additions	9,054	—	—	9,054
Depreciation charge	(2,650)	—	(287)	(2,937)
Closing net book amount	8,868	—	—	8,868
At December 31, 2018
Cost	1,594,405	7,564	1,207,165	2,809,134
Accumulated depreciation	(1,585,537)	(7,564)	(1,207,165)	(2,800,266)
Net book value	8,868	—	—	8,868
Year ended December 31, 2019
Opening net book amount	8,868	—	—	8,868
Additions	28,459	—	—	28,459
Depreciation charge	(9,701)	—	—	(9,701)
Closing net book amount	27,626	—	—	27,626
At December 31, 2019
Cost	1,622,865	7,564	1,207,165	2,837,594
Accumulated depreciation	(1,595,239)	(7,564)	(1,207,165)	(2,809,968)
Net book value	27,626	—	—	27,626